Share-based payment arrangements - Summary of Share-based Awards (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 shares	Dec. 31, 2022 USD ($) shares share $ / shares	Dec. 31, 2021 shares $ / shares
Share Units [Abstract]
Share units outstanding, end of year (in shares) | share		14,313,959
Stock Options [Abstract]
Stock options outstanding, beginning of year (in shares)		8,847,218	6,970,505
Stock options forfeited (in shares)		(194,517)	(264,395)
Stock options granted (in shares)		41,845	3,374,192
Stock options exercised (in shares)		(100,257)	(1,233,084)
Stock options outstanding, end of year (in shares)		8,594,289	8,847,218
Stock options exercisable (in shares)		3,762,900	2,656,976
Weighted average grant date fair value, stock options (in dollars per share) | $ / shares		$ 7.01	$ 31.48
Weighted average exercise price, stock options outstanding, beginning of year (in dollars per share) | $ / shares		55.87	16.59
Weighted average exercise price, stock options forfeited (in dollars per share) | $ / shares		53.96	30.06
Weighted average exercise price, stock options granted (in dollars per share) | $ / shares		37.97	117.25
Weighted average exercise price, stock options exercised (in dollars per share) | $ / shares		20.69	7.29
Weighted average exercise price, stock options outstanding, end of year (in dollars per share) | $ / shares		56.24	55.87
Weighted average exercise price, stock options exercisable (in dollars per share) | $ / shares		$ 22.30	$ 8.95
Restricted share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)		972,097	0
Share units forfeited (in shares)		(53,947)	(617)
Share units granted (in shares)		3,067,155	972,714
Share units exercised (in shares)		(92,662)	0
Share units outstanding, end of year (in shares)		3,892,643	972,097
Share units exercisable (in shares)		241,732	0
Weighted average grant date fair value, share units (in dollars per share) | $ / shares		$ 38.45	$ 97.11
Share units granted to third party that have not met accounting grant date definition and will be cancelled (in shares)	484,590		484,590
Stock Options [Abstract]
Fair value of services met for RSUs granted | $		$ 25
Performance share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)		1,395,169	0
Share units forfeited (in shares)		0	0
Share units granted (in shares)		383,262	1,395,169
Share units exercised (in shares)		0	0
Share units outstanding, end of year (in shares)		1,778,431	1,395,169
Share units exercisable (in shares)		141,122	0
Weighted average grant date fair value, share units (in dollars per share) | $ / shares		$ 49.76	$ 92.74
Deferred share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)		10,371	3,076
Share units forfeited (in shares)		0	0
Share units granted (in shares)		38,225	7,295
Share units exercised (in shares)		0	0
Share units outstanding, end of year (in shares)		48,596	10,371
Share units exercisable (in shares)		48,596	10,371
Weighted average grant date fair value, share units (in dollars per share) | $ / shares		$ 30.79	$ 71.65